[LETTERHEAD OF THE RESERVE]




VIA EDGAR


September 28, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

		Re:	The Reserve Fund
			File Nos. 2-36429, 811-2033
			Post-Effective Amendment No. 83

Ladies and Gentlemen:
On behalf of The Reserve Fund (the "Trust"), this letter will serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information does not differ from the prospectuses and statements of additional information contained in Post-Effective
Amendment No. 83 to the registration statement of
 Trust on Form N-1A as filed electronically on September 28, 2006.
If you have any questions, please contact the undersigned at (212) 401-5562.
Very truly yours,



/s/ Edmund P. Bergan, Jr.
Edmund P. Bergan, Jr.
Senior Vice President and General Counsel